Reserves - Summary of Other Components of Equity (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Disclosure of other components of equity [line items]
Other components of equity	¥ (36,403)	$ (5,075)	¥ (38,653)
Foreign currency translation reserve [member]
Disclosure of other components of equity [line items]
Other components of equity	(15,056)	(2,099)	(27,971)
Performance shares reserves [member]
Disclosure of other components of equity [line items]
Other components of equity	25,461	3,549	19,758
Premium paid for acquisition of non-controlling interests [member]
Disclosure of other components of equity [line items]
Other components of equity	(26,466)	(3,689)	(7,986)
Fair value reserve of financial assets at FVOCI [member]
Disclosure of other components of equity [line items]
Other components of equity	¥ (20,342)	$ (2,836)	¥ (22,454)